CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss	¥ (138,384)	$ (18,957)	¥ (222,776)	¥ (610,374)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	22,324	3,058	16,573	118,281
Comprehensive loss	(116,060)	(15,899)	(206,203)	(492,093)
Total comprehensive loss (income) attributable to non-controlling interests	1,990	273	(9,677)	843
Total comprehensive income attributable to redeemable non-controlling interests	(48,804)	(6,686)	(45,969)	(43,759)
Total comprehensive loss attributable to ordinary shareholders of Baozun Inc.	¥ (162,874)	$ (22,312)	¥ (261,849)	¥ (535,009)